CONDENSED BALANCE SHEETS	Jun. 30, 2022 USD ($)
CIK 0001846136 Riverview Acquisition Corp
Current assets
Cash	$ 796,388
Prepaid expenses	371,272
Total current assets	1,167,660
Other Assets, Noncurrent	28,267
Marketable securities held in Trust Account	250,257,574
Total Assets	251,453,501
Liabilities, Current [Abstract]
Accrued expenses	189,859
Income tax payable	34,787
Total current liabilities	224,646
Deferred legal fee	1,781,233
Warrant liabilities	19,334,140
Deferred underwriting fee payable	8,750,000
Total liabilities	30,090,019
Commitments and Contingencies
Class A common stock, $0.001 par value; 85,000,000 shares authorized; 25,000,000 shares subject to possible redemption at redemption value	250,122,787
Stockholders' Deficit
Preferred Stock, Value, Issued	0
Additional paid-in-capital	0
Retained Earnings (Accumulated Deficit)	(28,765,555)
Total shareholders' equity (deficit) attributable to Westrock Coffee Company	(28,759,305)
Total Liabilities, Convertible Preferred Shares, Redeemable Units and Shareholders' Equity (Deficit)	251,453,501
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Common stock	0
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Common stock	$ 6,250	[1]

[1]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).